FINANCE COSTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of finance cost

	For the years ended March 31,
	2024	2025	2026
	HK$’000	HK$’000	HK$’000

Interest expense on lease liabilities	68	18	-
Interest expense on dividend payable with a related party (Note 17(b))	348	-	-
Interest expense on trade payable with a third party	-	7	-
Imputed interest on amount due to a director	158	170	160
Imputed interest on amounts due to related parties, net	65	88	47

finance cost	639	283	207